Financial commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial commitments and contingent liabilities
Schedule of maturity profile of the Group's financial liabilities

	At December 31, 2022
($ in thousands)	Leases	Debt payable	Debt interest payable	Other liabilities	Financial liabilities relating to third-party interests in capital provision assets
2023	2,125	-	78,683	38,639	-
2024	2,145	120,390	78,683	-	-
2025	2,380	180,000	71,309	10,961	-
2026	2,388	210,683	60,284	-	-
2027	2,388	-	49,750	-	-
Thereafter	7,303	760,000	74,375	-	-
No contractual maturity date	-	-	-	71,411	425,205
Total undiscounted cash flows	18,729	1,271,073	413,084	121,011	425,205
Lease present value adjustment	(4,555)
Lease liabilities	14,174

Schedule of capital provisions for undrawn commitments

	At December 31,
($ in thousands)	2022	2021	2020
Definitive	767,786	703,417	477,921
Discretionary	822,348	701,107	682,721
Total legal finance undrawn commitments	1,590,134	1,404,524	1,160,642
Legal risk (definitive)	81,193	88,260	93,970
Total capital provision-direct undrawn commitments	1,671,327	1,492,784	1,254,612
Capital provision-indirect undrawn commitments	49,400	-	-
Total capital provision undrawn commitments	1,720,727	1,492,784	1,254,612

Schedule of components of lease expense

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
Operating lease cost	$2,280	$2,273	$3,005	$2,220
Cash paid for amounts included in the measurement of operating lease liabilities	$2,384	$2,456	$2,943	$1,433

Schedule of right-of-use assets and the related liabilities

	At December 31,
	2022	2021	2020
Right-of-use assets	12,716	10,948	12,386
Operating lease liabilities	14,174	11,896	13,520
Weighted average remaining lease term (years)	8.0	7.1	7.9
Weighted average discount rate	6.7%	6.7%	6.7%